Average headcount and number of branches - Schedule of number of branches (Details) - offices	Jun. 30, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Number of offices	8,823	9,019
Spain
Disclosure of geographical areas [line items]
Number of offices	1,936	1,966
Group
Disclosure of geographical areas [line items]
Number of offices	6,887	7,053